SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 08, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 16, 2021	Feb. 12, 2021	Jan. 22, 2021	Jan. 19, 2021	Mar. 31, 2021	Jan. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued for services										61,500	37,500
Value of shares issued for services										$ 70,725	$ 52,500	$ 1,750	$ 436,385
Debt instrument discount amount												176,902			$ 176,902
Number of warrants granted for conversion		264,338
Value of shares issued for cash												38,500	456,000
Conversion of stock, amount converted		$ 181,250
Accrued interest		$ 43,438								$ 43,438			$ 43,438
Revenue												$ 937,002		$ 230,258	$ 1,319,388	$ 521,319	$ 1,009,949	$ 680,732
Service [Member]
Number of shares issued for services	25,000
Warrants term	3 years
Warrants exercise price	$ 2.00
Number of warrants issued	100,000
Revenue	$ 3,000
Warrants vesting date	Mar. 07, 2022
Stock Purchase Agreements [Member]
Number of shares issued as commitment fee					570,000	570,000
Shares issued, price per share					$ 0.80	$ 0.80
Warrants term					3 years	3 years
Warrants exercise price					$ 2.00	$ 2.00
Value of shares issued for cash					$ 456,000	$ 456,000
Number of warrants issued					285,000	285,000
GS Capital Partners, LLC [Member]
Number of shares issued for services									26,000
Rohuma, LLC [Member] | Share Exchange Agreement [Member]
Number ofcommon stock issued								4,292,220
Rohuma, LLC [Member] | Share Exchange Agreement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Number ofcommon stock issued			2,562,277
Transaction value			$ 4,335,142
Shares issued, price per share			$ 1.01
Platinum Point Capital, LLC [Member]
Number of shares issued for services							60,000
Warrants term							3 years
Warrants exercise price							$ 2.00
Number of warrants issued												200,000			200,000
MIMO Technologies PVT Ltd [Member] | Share Exchange Agreement [Member]
Warrants term				3 years
Warrants exercise price				$ 0.001
Value of shares issued for cash				$ 22,338
Number of warrants issued				1,367,539
Convertible Promissory Notes [Member] | GS Capital Partners, LLC [Member]
Convertible debt percentage									12.00%
Debt instrument face amount									$ 125,000
Debt instrument periodic payment, description									The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000.
Debt instrument, periodic payment									$ 20,000
Percentage of debt instrument conversion									66.00%
Debt instrument discount amount									$ 10,000
Proceeds for legal fees									$ 5,000
Number of shares issued as commitment fee									26,000
Number of shares issued returnable upon achievement									170,000
Convertible Promissory Notes [Member] | Platinum Point Capital, LLC [Member]
Convertible debt percentage							10.00%
Percentage of debt instrument conversion							70.00%
Number of shares issued as commitment fee							60,000
Debt instrument conversion price per share							$ 0.01
Number of warrants granted for conversion							200,000
Warrants term							3 years
Warrants exercise price							$ 2.00
Number of warrants issued							200,000